Vanguard Intermediate-Term Investment-Grade Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Intermediate-Term Investment-Grade Fund	Jan. 31, 2026
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.09%